Income and social contribution taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income And Social Contribution Taxes
Deferred tax liability asset	R$ 53,780	R$ 55,594
Tax losses	(15,016)	(4,820)
Adjustments in biological assets and agricultural products	(7,543)	2,182
Financial lease	1,555
Provisions for contingency and fair value	1,389	(2,043)
Hedge	(271)	(192)
Surplus on investment	(1,733)
Costs of transactions	(499)
Allowance for doubtful accounts	44	176
Provision for other accounts payable and receivable	(1,124)	2,918
Accelerated depreciation	2,154	(35)
Total without effect from conversion	32,736
Effect of conversion	6
Deferred tax liability asset	R$ 32,742	R$ 53,780